Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 4,326,600	$ 678,938	¥ 3,324,712	¥ 3,413,176
Less:VAT related surcharges	(33,506)	(5,258)	(18,886)	(21,364)
Net revenues	4,293,094	673,680	3,305,826	3,391,812
Operating cost and expenses:
Relationship manager compensation	(920,896)	(144,509)	(613,999)	(625,044)
Performance-based compensation	(158,043)	(24,800)	(85,413)	(31,283)
Other compensations	(1,089,941)	(171,036)	(804,600)	(954,443)
Total compensation and benefits	(2,168,880)	(340,345)	(1,504,012)	(1,610,770)
Selling expenses	(437,131)	(68,595)	(271,692)	(331,346)
General and administrative expenses	(383,321)	(60,151)	(277,879)	(296,492)
Provision for credit losses	(112,959)	(17,726)	(8,083)	(130,723)
Other operating expenses, net	(107,844)	(16,923)	(99,040)	(196,793)
Government subsidies	115,939	18,193	113,356	89,278
Total operating cost and expenses	(3,094,196)	(485,547)	(2,047,350)	(2,476,846)
Income from operations	1,198,898	188,133	1,258,476	914,966
Other income (expenses):
Interest income	71,866	11,277	67,317	89,099
Interest expenses				(430)
Investment (loss) income	65,426	10,267	(86,369)	(28,620)
Settlement expenses	(19,908)	(3,100)	(1,828,907)
Other (expense) income	(18,240)	(2,862)	4,164	(7,040)
Total other income (expenses)	99,144	15,558	(1,843,795)	53,009
Income (loss) before taxes and income from equity in affiliates	1,298,042	203,691	(585,319)	967,975
Income tax expenses	(293,940)	(46,126)	(258,460)	(220,025)
Income from equity in affiliates	301,979	47,387	100,257	115,809
Net income (loss)	1,306,081	204,952	(743,522)	863,759
Less: net income (loss) attributable to non-controlling interests	(8,050)	(1,263)	1,703	34,608
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ 1,314,131	$ 206,215	¥ (745,225)	¥ 829,151
Net income (loss) per share:
Basic | (per share)	¥ 39.12	$ 6.14	¥ (24.02)	¥ 27.12
Diluted | (per share)	¥ 38.90	$ 6.10	¥ (24.02)	¥ 26.84
Weighted average number of shares used in computation:
Basic | shares	33,585,818	33,585,818	31,020,439	30,580,181
Diluted | shares	33,781,773	33,781,773	31,020,439	30,924,095
One Time Commissions
Revenues:
Revenues	¥ 1,271,416		¥ 808,837	¥ 931,668
Recurring Service Fees
Revenues:
Revenues	2,109,009		1,930,199	1,845,465
Performance Based Income
Revenues:
Revenues	784,193		389,525	113,085
Other Service
Revenues:
Revenues	161,982		196,151	522,958
Other
Revenues:
Revenues	2,598,479	$ 407,758	1,755,851	1,761,947
Other | One Time Commissions
Revenues:
Revenues	1,130,894	177,462	679,014	690,860
Other | Recurring Service Fees
Revenues:
Revenues	913,700	143,379	700,157	524,692
Other | Performance Based Income
Revenues:
Revenues	391,903	61,498	180,529	23,437
Other | Other Service
Revenues:
Revenues	161,982	25,419	196,151	522,958
Funds Gopher manages
Revenues:
Revenues	1,728,121	271,180	1,568,861	1,651,229
Funds Gopher manages | One Time Commissions
Revenues:
Revenues	140,522	22,051	129,823	240,808
Funds Gopher manages | Recurring Service Fees
Revenues:
Revenues	1,195,309	187,570	1,230,042	1,320,773
Funds Gopher manages | Performance Based Income
Revenues:
Revenues	¥ 392,290	$ 61,559	¥ 208,996	¥ 89,648